222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES November 3, 2015
NATHANIEL SEGAL ATTORNEY AT LAW nsegal@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Quality Preferred Income Fund 2 (the “Registrant”); File No. 811-21137

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization of each of Nuveen Quality Preferred Income Fund (“JTP”) and Nuveen Quality Preferred Income Fund 3 (“JHP”) into the Registrant (the “Reorganizations”).

Please note that the Reorganizations are similar to the more than 30 reorganization transactions conducted with respect to the exchange-listed closed-end funds advised by Nuveen Fund Advisors, LLC, in connection with a complex-wide product rationalization and streamlining initiative. In connection with the foregoing, numerous Registration Statements on Form N-14 have been filed with the Commission over the past three years, most recently by Nuveen Dividend Advantage Municipal Income Fund (“NVG”) (File Nos. 811-09475 and 333-206627) and Nuveen Dividend Advantage Municipal Fund 3 (“NZF”) (File Nos. 811-10345 and 333-206628). The Reorganization of each of JTP and JHP (together, the “Target Funds”) is substantially similar to the NVG and NZF transactions with respect to the structure of the Agreement and Plan of Reorganization, reasons for the Reorganizations, board considerations, allocation of reorganization expenses, and tax matters related to the Reorganizations. Neither the Target Funds nor the Registrant have preferred shares outstanding, but engage in leverage through borrowings.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,
/s/ Nathaniel Segal